Subordinated liabilities - Narrative (Details) € in Millions, £ in Millions, zł in Millions, R$ in Millions, CLF in Millions, $ in Millions																						1 Months Ended				12 Months Ended
	Aug. 01, 2024 EUR (€)	May 20, 2024 EUR (€)	Mar. 14, 2024 EUR (€)	Jan. 22, 2024 EUR (€)	Nov. 21, 2023 EUR (€) branch	Nov. 16, 2023	Oct. 01, 2023 BRL (R$)	Aug. 08, 2023 EUR (€)	May 23, 2023 EUR (€)	Jul. 20, 2022 EUR (€) subordinated_issue	Nov. 22, 2021 EUR (€)	Oct. 04, 2021 EUR (€)	Sep. 21, 2021 EUR (€)	May 12, 2021 EUR (€)	Dec. 03, 2020 EUR (€)	Oct. 22, 2020 EUR (€)	Jan. 14, 2020 EUR (€)	Oct. 01, 2018 USD ($)	Apr. 20, 2018 PLN (zł)	Mar. 19, 2018 EUR (€)	Feb. 08, 2018 EUR (€)	Jan. 31, 2022 USD ($)	Nov. 30, 2021 BRL (R$)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($) branch	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 28, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 10, 2024 EUR (€)	Aug. 01, 2024 USD ($)	Mar. 14, 2024 USD ($)	Feb. 08, 2024 EUR (€)	Feb. 08, 2024 USD ($)	Dec. 29, 2023 EUR (€)	Nov. 21, 2023 USD ($) branch	Aug. 08, 2023 USD ($)	Jul. 06, 2022 EUR (€)	Apr. 25, 2022 EUR (€)	Jan. 31, 2022 CLF	Nov. 22, 2021 USD ($)	Oct. 04, 2021 GBP (£)	May 12, 2021 USD ($)	Dec. 03, 2020 USD ($)	Jun. 30, 2020 CLF	Apr. 30, 2020 CLF	Dec. 30, 2016 USD ($)	May 11, 2004 EUR (€)
Financial instruments
Notional amount																										€ 511,727.0	€ 418,294.0	€ 386,843.0
Number of series of convertible preferred stock issued | branch					2																																2
Number of subordinated issues matured | subordinated_issue										2
Subordinated debt
Financial instruments
Notional amount										€ 25.0																													€ 114.0
Accrued interest																										1,397.0	1,049.0	992.0
Increase in accrued interest																										€ 620.0	€ 492.0	€ 529.0
Subordinated debt | Issuance by Banco Santander S.A. in March 2024
Financial instruments
Notional amount			€ 1,158.0																														$ 1,250
Subordinated issue, interest rate			6.35%																														6.35%
Subordinated issue, term			10 years
Subordinated debt | Issuance by Banco Santander S.A. in August 2023
Financial instruments
Notional amount								€ 1,821.0																														$ 2,000
Subordinated issue, interest rate								6.921%																														6.921%
Subordinated issue, term								10 years
Subordinated liabilities, preference shares
Financial instruments
Notional amount		€ 187.6
Subordinated liabilities, preference shares | Banco Santander, S.A., August 2024
Financial instruments
Notional amount	€ 1,356.0																															$ 1,500
Subordinated issue, interest rate	8.00%																															8.00%
Subordinated issue, initial interest rate term	10 years
Subordinated issue, interest rate reprice term	5 years
Subordinated issue, mid-swap rate term	5 years
Subordinated liabilities, preference shares | Banco Santander, S.A., August 2024 | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate	3.911%																															3.911%
Subordinated liabilities, preference shares | Repaid by Banco Santander S.A. in May 2024
Financial instruments
Notional amount		1,312.0
Subordinated liabilities, preference shares | Banco Santander, S.A., May 2024
Financial instruments
Notional amount		€ 1,500.0
Subordinated issue, interest rate		7.00%
Subordinated issue, initial interest rate term		6 years
Subordinated issue, interest rate reprice term		5 years
Subordinated issue, mid-swap rate term		5 years
Subordinated liabilities, preference shares | Banco Santander, S.A., May 2024 | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate		4.432%
Subordinated liabilities, preference shares | Banco Santander, S.A., September 2021
Financial instruments
Notional amount													€ 1,000.0
Subordinated issue, interest rate													3.625%
Subordinated issue, initial interest rate term													8 years
Subordinated issue, interest rate reprice term													5 years
Subordinated issue, adjustment to reference rate													3.76%
Subordinated issue, mid-swap rate term													5 years
Subordinated issue, notional amount, placed on the market													€ 997.0
Subordinated liabilities, preference shares | Issuance by Banco Santander S.A. in May 2021
Financial instruments
Notional amount														€ 1,578.0
Subordinated liabilities, preference shares | Banco Santander, S.A., May 2021
Financial instruments
Notional amount														€ 828.0																														$ 1,000
Subordinated issue, interest rate														4.75%																														4.75%
Subordinated issue, initial interest rate term														6 years
Subordinated issue, interest rate reprice term														5 years
Subordinated issue, adjustment to reference rate														3.753%																														3.753%
Subordinated issue, UST rate term														5 years
Subordinated liabilities, preference shares | Banco Santander, S.A., May 2021
Financial instruments
Notional amount														€ 750.0
Subordinated issue, interest rate														4.125%																														4.125%
Subordinated issue, initial interest rate term														7 years
Subordinated issue, interest rate reprice term														5 years
Subordinated issue, adjustment to reference rate														4.311%																														4.311%
Subordinated issue, mid-swap rate term														5 years
Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																																								€ 750.0
Tier 1 Contingently Convertible Preferred Securities | Repaid by Banco Santander S.A. in February 2024
Financial instruments
Notional amount																																		€ 1,110.0	$ 1,200
Tier 1 Contingently Convertible Preferred Securities | Issuance by Banco Santander S.A. in September 2017
Financial instruments
Notional amount																																				€ 1,000.0
Subordinated Liabilities, Preference Shares, First Series | Issuance by Banco Santander S.A. in November 2023
Financial instruments
Notional amount					€ 1,054.0																																$ 1,150
Subordinated issue, interest rate					9.625%																																9.625%
Subordinated issue, initial interest rate term						5 years 6 months
Subordinated issue, interest rate reprice term					5 years
Subordinated issue, adjustment to reference rate					5.306%																																5.306%
Subordinated issue, UST rate term					5 years
Subordinated Liabilities, Preference Shares, Second Series | Issuance by Banco Santander S.A. in November 2023
Financial instruments
Notional amount					€ 1,235.0																																$ 1,350
Subordinated issue, interest rate					9.625%																																9.625%
Subordinated issue, initial interest rate term					10 years
Subordinated issue, interest rate reprice term					5 years
Subordinated issue, adjustment to reference rate					5.298%																																5.298%
Subordinated issue, UST rate term					5 years
Subordinated debentures | Issuance by Banco Santander S.A. in November 2021
Financial instruments
Notional amount											€ 1,007.0																															$ 1,000
Subordinated issue, interest rate											3.225%																															3.225%
Subordinated issue, initial interest rate term											10 years
Subordinated issue, adjustment to reference rate											1.60%																															1.60%
Subordinated issue, term											11 years
Subordinated issue, US government bond term											1 year
Subordinated debentures | Issuance by Banco Santander S.A. in October 2021
Financial instruments
Notional amount												€ 887.0																															£ 850
Subordinated issue, interest rate												2.25%																															2.25%
Subordinated issue, initial interest rate term												6 years
Subordinated issue, adjustment to reference rate												1.65%																															1.65%
Subordinated issue, term												11 years
Subordinated issue, UK government bond term												5 years
Subordinated debentures | Issuance by Banco Santander S.A. in December 2020
Financial instruments
Notional amount															€ 1,222.0																														$ 1,500
Subordinated issue, interest rate															2.749%																														2.749%
Subordinated issue, initial interest rate term															10 years
Subordinated debentures | Issuance by Banco Santander S.A. in October 2020
Financial instruments
Notional amount																€ 1,000.0
Subordinated issue, interest rate																1.625%
Subordinated issue, initial interest rate term																10 years
Subordinated debentures | Issuance by Banco Santander S.A. in February 2018
Financial instruments
Memorandum items: subordinated liabilities																					€ 1,250.0
Subordinated issue, interest rate																					2.125%
Subordinated issue, initial interest rate term																					10 years
Subordinated debentures | Issuance by Banco Santander Chile in January 2022 | Banco Santander - Chile
Financial instruments
Notional amount																						$ 105																			CLF 3.3
Subordinated issue, interest rate																						1.25%																			1.25%
Subordinated issue, initial interest rate term																						6 years
Subordinated debentures | Issuance by Banco Santander Chile in June 2020 | Banco Santander - Chile
Financial instruments
Notional amount																								$ 185																						CLF 5.0
Subordinated issue, interest rate																								3.50%																						3.50%
Subordinated issue, initial interest rate term																								15 years
Subordinated debentures | Issuance by Banco Santander Chile in Avril 2020 | Banco Santander - Chile
Financial instruments
Number of subordinated debentures issued | branch																									2
Subordinated debentures | Issuance by Banco Santander Chile in Avril 2020, first | Banco Santander - Chile
Financial instruments
Notional amount																									$ 100																						CLF 3.0
Subordinated issue, interest rate																									3.00%																						3.00%
Subordinated issue, initial interest rate term																									14 years
Subordinated debentures | Issuance by Banco Santander Chile in Avril 2020, second | Banco Santander - Chile
Financial instruments
Notional amount																									$ 100																						CLF 3.0
Subordinated issue, interest rate																									3.15%																						3.15%
Subordinated issue, initial interest rate term																									19 years
Subordinated debentures | Issuance by Banco Santander Mexico S.A. in December 2016 | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $																																																$ 500
Percentage of perpetual subordinated notes acquired																																																88.20%
Subordinated debentures | Issuance by Banco Santander Mexico S.A. in October 2018 | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $																		$ 1,300
Subordinated issue, interest rate																		5.95%
Subordinated issue, initial interest rate term																		10 years
Percentage of perpetual subordinated notes acquired																		75.00%
Subordinated debentures | Issuance by Santander Bank Polska S.A. in April 2018 | Santander Bank Polska S.A.
Financial instruments
Notional amount | zł																			zł 1,000
Subordinated issue, initial interest rate term																			10 years
Subordinated issue, adjustment to reference rate																			1.60%
Subordinated liabilities, preferred securities | Banco Santander, S.A., August 2024
Financial instruments
Subordinated issue, interest rate																										8.00%
Subordinated issue, initial interest rate term																										10 years
Subordinated issue, interest rate reprice term																										5 years
Subordinated issue, UST rate term																										5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., May 2024
Financial instruments
Subordinated issue, interest rate																										7.00%
Subordinated issue, initial interest rate term																										6 years
Subordinated issue, interest rate reprice term																										5 years
Subordinated issue, mid-swap rate term																										5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., September 2021
Financial instruments
Subordinated issue, interest rate																										3.625%
Subordinated issue, initial interest rate term																										8 years
Subordinated issue, interest rate reprice term																										5 years
Subordinated issue, mid-swap rate term																										5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., September 2021 | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																										3.76%
Subordinated liabilities, preferred securities | Banco Santander, S.A., May 2021
Financial instruments
Subordinated issue, interest rate																										4.75%
Subordinated issue, initial interest rate term																										6 years
Subordinated issue, interest rate reprice term																										5 years
Subordinated issue, mid-swap rate term																										5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., May 2021
Financial instruments
Subordinated issue, interest rate																										4.125%
Subordinated issue, initial interest rate term																										7 years
Subordinated issue, interest rate reprice term																										5 years
Subordinated issue, mid-swap rate term																										5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., May 2021 | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																										4.311%
Subordinated liabilities, preferred securities | Banco Santander, S.A., January 2020
Financial instruments
Notional amount																	€ 1,500.0
Subordinated issue, interest rate																	4.375%									4.375%
Subordinated issue, initial interest rate term																	6 years									6 years
Subordinated issue, interest rate reprice term																	5 years									5 years
Subordinated issue, adjustment to reference rate																	4.534%
Subordinated issue, mid-swap rate term																	5 years									5 years
Subordinated liabilities, preferred securities | Banco Santander, S.A., January 2020 | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																										4.534%
Subordinated liabilities, preferred securities | Banco Santander, S.A., March 2018
Financial instruments
Memorandum items: subordinated liabilities																				€ 1,500.0
Subordinated issue, interest rate																				4.75%						4.75%
Subordinated issue, initial interest rate term																				7 years						7 years
Subordinated issue, adjustment to reference rate																				4.10%
Subordinated liabilities, preferred securities | Banco Santander, S.A., March 2018 | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																										4.097%
Additional Tier 1 Financial Notes | Issuance by Banco Santander Brasil in September 2024 | Banco Santander (Brasil) S.A.
Financial instruments
Notional amount | $																														$ 7,600
Subordinated issue, interest rate																														140.00%
Subordinated issue, interest rate, UST																														2.22%
Subordinated Financial Bills (TIER II) | Issuance by Banco Santander Brasil in October 2023 | Banco Santander (Brasil) S.A.
Financial instruments
Memorandum items: subordinated liabilities | R$							R$ 6,000
Subordinated issue, interest rate							1.60%
Subordinated issue, initial interest rate term							10 years
Subordinated Financial Bills (TIER II) | Issuance by Banco Santander Brasil in November 2021 | Banco Santander (Brasil) S.A.
Financial instruments
Memorandum items: subordinated liabilities | R$																							R$ 5,500
Subordinated issue, interest rate																							2.00%
Subordinated issue, initial interest rate term																							10 years
Issuance By Banco Pastor S.A.
Financial instruments
Memorandum items: subordinated liabilities																															€ 11.5
Issuance By Banco Pastor S.A. | Subordinated debt
Financial instruments
Notional amount																																																	€ 300.0
Issuance By Banco Santander SA In January 2024 | Subordinated debt
Financial instruments
Notional amount				€ 1,250.0
Subordinated issue, interest rate				5.00%
Subordinated issue, initial interest rate term				5 years 3 months
Subordinated issue, adjustment to reference rate				2.50%
Subordinated issue, term				10 years 3 months
Notional amount, placed on the market (in percentage)				99.74%
Subordinated issue, Euro Swap Rate term				5 years
Issuance By Banco Santander SA In May 2023 | Subordinated debt
Financial instruments
Notional amount									€ 1,500.0
Subordinated issue, interest rate									5.75%
Subordinated issue, initial interest rate term									5 years 3 months
Subordinated issue, adjustment to reference rate									2.85%
Subordinated issue, term									10 years 3 months
Notional amount, placed on the market (in percentage)									99.739%
Subordinated issue, Euro Swap Rate term									5 years
Issuance By Santander Bank Polska S.A. In August 2010 | Subordinated debt | Santander Bank Polska S.A.
Financial instruments
Notional amount																													€ 100.0